Long-Term Debt - Additional Information (Details)									3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Mar. 22, 2017 USD ($)	Jan. 13, 2017 USD ($)	Jun. 16, 2016 USD ($)	Jun. 08, 2016 USD ($)	Nov. 24, 2015 USD ($) fleet	Nov. 24, 2014 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 08, 2015 USD ($)	Dec. 31, 2014 installment	Mar. 31, 2014
Debt Instrument [Line Items]
Debt instrument, term						36 months	36 months
Number of hydraulic fracturing fleets | fleet						3
Proceeds from debt						$ 25,000,000	$ 25,000,000
Proceeds from contributed capital					$ 40,425,000								$ 40,425,196	$ 0
Debt instrument, covenant, additional capital, reserved for working capital					10,000,000										$ 10,000,000
Debt instrument, covenant, additional capital, available for repurchase of debt					$ 30,000,000										$ 30,000,000
Debt instrument, covenant, financial statements, past due, period					30 days
Debt instrument, repurchase price to par				$ 0.80
Debt instrument, repurchase price, discount to par, percentage				20.00%
Extinguishment of debt				$ 37,500,000
Early repayment of senior debt				30,000,000									30,000,000	0
Payments of debt extinguishment costs				525,000							$ 0	$ 525,000	525,196	0
Gain on extinguishment of debt				$ 6,975,000					$ 0	$ 0	0	6,975,000	6,974,805	0
Repayments of borrowings		$ 71,800,000									$ 164,638,000	$ 42,166,000	$ 41,295,302	$ 73,781,755
Proceeds from lines of credit	$ 2,100,000
Maximum
Debt Instrument [Line Items]
Debt instrument, covenant, leverage ratio, maximum								3.5									3.5
Term Loan | Equipment financing
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage																9.50%
Debt, payments, number of installments | installment																13
Fair value percentage of carrying value													89.00%	60.00%
6.25% Term loan due September 2019 | 6.25% Term loan due September 2019
Debt Instrument [Line Items]
Debt instrument, face amount								$ 220,000,000
Debt instrument, interest rate, stated percentage	6.25%								6.25%		6.25%		6.25%
Repayment of prior debt outstanding, percentage								100.00%
Repayments of debt			$ 75,000,000
Revolving Credit Facility | Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity								$ 40,000,000
Debt instrument, interest rate, stated percentage								6.25%
Debt instrument, variable floor rate								1.00%
Repayments of borrowings			$ 13,500,000
ABL Facility | Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 150,000,000
Line of credit facility, expiration period		5 years
Line of credit facility, borrowing base, accounts receivable percentage		85.00%
Line of credit, springing fixed charge coverage ratio		1.0
Line of credit facility, coverage ratio establishing threshold, option one, percentage of facility size and borrowing base		10.00%
Line of credit facility, coverage ratio establishing threshold, option two, amount		$ 12,000,000
Line of credit facility, commitment fee, utilization percentage, threshold		50.00%
ABL Facility | Revolving Credit Facility | Line of Credit | Minimum
Debt Instrument [Line Items]
Line of credit facility, commitment fee percentage		0.25%
ABL Facility | Revolving Credit Facility | Line of Credit | Maximum
Debt Instrument [Line Items]
Line of credit facility, commitment fee percentage		0.375%
ABL Facility | Revolving Credit Facility | Line of Credit | London Interbank Offered Rate (LIBOR) | Minimum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		1.75%
ABL Facility | Revolving Credit Facility | Line of Credit | London Interbank Offered Rate (LIBOR) | Maximum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		2.25%
ABL Facility | Revolving Credit Facility | Line of Credit | Base Rate | Minimum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		0.75%
ABL Facility | Revolving Credit Facility | Line of Credit | Base Rate | Maximum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		1.25%
Investor
Debt Instrument [Line Items]
Proceeds from contributed capital					$ 425,000
Energy Capital Partners | Majority Shareholder
Debt Instrument [Line Items]
Proceeds from contributed capital					$ 40,000,000
Estimated fair value measurements | Term Loan | Equipment financing
Debt Instrument [Line Items]
Debt instrument, fair value disclosure													$ 130,600,000	$ 117,200,000
Balance | Term Loan | Equipment financing
Debt Instrument [Line Items]
Debt instrument, fair value disclosure													$ 146,800,000	$ 195,300,000